12 Other Receivables (Tables)	12 Months Ended
Dec. 31, 2020
Other Receivables [Abstract]
Schedule of other receivables
	12.31.2020	12.31.2019
Fair value in the purchase and sale of power (Note 35.2.12)	689,531	460,635
Services in progress (a)	260,348	228,593
Credits on purchases of gas (12.1)	120,515	142,941
CDE Transfer (12.2)	60,433	61,898
Advance payments to suppliers (b)	36,609	24,073
Advance payments to employees	17,785	20,427
Derivatives fair value - forward contract (Note 35.2.3 - b)	23,308	-
Decommissioning in progress	36,855	21,238
Advance for severance estate	14,484	15,597
Tariff flag - CCRTB	7,194	19,545
Insurance entities	-	24,574
Other receivables	92,583	69,103
	1,359,645	1,088,624
Current	514,185	426,865
Noncurrent	845,460	661,759
(a) This item refers to services currently in progress within the Company, most of which are related to the Research and Development and Energy Efficiency programs, which upon conclusion are offset against the respective liability recorded for this purpose.
(b) Advances to suppliers provided on contractual clauses.